RESTATEMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Restatement

Three months ended March 31, 2013
Financial Statement	Line Item	Corrected	Previously Stated
Income statement	Revenue share expense	$159,815	$40,203
Income statement	Loss from operations	$(224,494)	$(104,882)
Income statement	Loss before provision for income taxes	$(224,438)	$(104,826)
Income statement	Net loss	$(224,438)	$(104,826)
Statement of cash flows	Net loss	$(224,438)	$(104,826)
Statement of cash flows	Increase in revenue share payable	$119,612	$0

Year ended December 31, 2012
Financial Statement	Line Item	Corrected	Previously Stated
Balance sheet	Revenue share payable	$90,577	$0
Income statement	Revenue share expense	$115,360	$24,783
Income statement	Loss from operations	$(454,922)	$(364,345)
Income statement	Loss before provision for income taxes	$(454,553)	$(363,976)
Income statement	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Increase in revenue share payable	$90,577	$0